UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class Z : FZAKX

This annual shareholder report contains information about Fidelity Advisor® Leveraged Company Stock Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 72	0.65%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell Midcap Index, for the fiscal year, led by information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Picks in utilities and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Nvidia gained 151% and was the top individual relative contributor. The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Vistra (+187%), one of the biggest holdings. A non-benchmark stake in Meta Platforms gained roughly 49% and notably helped. The stock was the fund's largest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. An overweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in financials.
•The biggest individual relative detractor was an overweight in ON Semiconductor (-27%). The stock was one of the fund's biggest holdings. The second-largest relative detractor was a non-benchmark stake in Tesla (-31%). The stock was not held at period end. An overweight in Boyd Gaming (-10%) also detracted. This period we decreased our stake in Boyd Gaming, which was among the fund's biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	22.08%	15.04%	9.46%
Fidelity U.S. Leveraged Stock Linked Index℠	17.62%	11.11%	6.17%
Russell Midcap® Index	13.69%	10.16%	9.88%
Russell 3000® Index	21.07%	14.23%	12.58%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,106,766,493
Number of Holdings	104
Total Advisory Fee	$6,689,896
Portfolio Turnover	47%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.8
Industrials	17.3
Consumer Discretionary	16.0
Financials	14.1
Communication Services	7.1
Utilities	6.6
Materials	4.4
Energy	4.4
Consumer Staples	2.4
Health Care	1.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	4.7
Meta Platforms Inc Class A	3.8
Arthur J Gallagher & Co	3.5
Vistra Corp	3.1
Microsoft Corp	3.1
Apollo Global Management Inc	2.6
ON Semiconductor Corp	2.3
Cheniere Energy Inc	2.3
Amazon.com Inc	2.1
Constellation Energy Corp	2.0
29.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913438.100    2536-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class I : FLVIX

This annual shareholder report contains information about Fidelity Advisor® Leveraged Company Stock Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 85	0.77%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell Midcap Index, for the fiscal year, led by information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Picks in utilities and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Nvidia gained 151% and was the top individual relative contributor. The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Vistra (+187%), one of the biggest holdings. A non-benchmark stake in Meta Platforms gained roughly 49% and notably helped. The stock was the fund's largest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. An overweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in financials.
•The biggest individual relative detractor was an overweight in ON Semiconductor (-27%). The stock was one of the fund's biggest holdings. The second-largest relative detractor was a non-benchmark stake in Tesla (-31%). The stock was not held at period end. An overweight in Boyd Gaming (-10%) also detracted. This period we decreased our stake in Boyd Gaming, which was among the fund's biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	21.92%	14.90%	9.33%
Fidelity U.S. Leveraged Stock Linked Index℠	17.62%	11.11%	6.17%
Russell Midcap® Index	13.69%	10.16%	9.88%
Russell 3000® Index	21.07%	14.23%	12.58%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,106,766,493
Number of Holdings	104
Total Advisory Fee	$6,689,896
Portfolio Turnover	47%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.8
Industrials	17.3
Consumer Discretionary	16.0
Financials	14.1
Communication Services	7.1
Utilities	6.6
Materials	4.4
Energy	4.4
Consumer Staples	2.4
Health Care	1.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	4.7
Meta Platforms Inc Class A	3.8
Arthur J Gallagher & Co	3.5
Vistra Corp	3.1
Microsoft Corp	3.1
Apollo Global Management Inc	2.6
ON Semiconductor Corp	2.3
Cheniere Energy Inc	2.3
Amazon.com Inc	2.1
Constellation Energy Corp	2.0
29.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913437.100    106-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class A : FLSAX

This annual shareholder report contains information about Fidelity Advisor® Leveraged Company Stock Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 114	1.03%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell Midcap Index, for the fiscal year, led by information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Picks in utilities and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Nvidia gained 151% and was the top individual relative contributor. The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Vistra (+187%), one of the biggest holdings. A non-benchmark stake in Meta Platforms gained roughly 49% and notably helped. The stock was the fund's largest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. An overweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in financials.
•The biggest individual relative detractor was an overweight in ON Semiconductor (-27%). The stock was one of the fund's biggest holdings. The second-largest relative detractor was a non-benchmark stake in Tesla (-31%). The stock was not held at period end. An overweight in Boyd Gaming (-10%) also detracted. This period we decreased our stake in Boyd Gaming, which was among the fund's biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	14.59%	13.25%	8.39%
Class A (without 5.75% sales charge)	21.58%	14.59%	9.04%
Fidelity U.S. Leveraged Stock Linked Index℠	17.62%	11.11%	6.17%
Russell Midcap® Index	13.69%	10.16%	9.88%
Russell 3000® Index	21.07%	14.23%	12.58%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,106,766,493
Number of Holdings	104
Total Advisory Fee	$6,689,896
Portfolio Turnover	47%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.8
Industrials	17.3
Consumer Discretionary	16.0
Financials	14.1
Communication Services	7.1
Utilities	6.6
Materials	4.4
Energy	4.4
Consumer Staples	2.4
Health Care	1.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	4.7
Meta Platforms Inc Class A	3.8
Arthur J Gallagher & Co	3.5
Vistra Corp	3.1
Microsoft Corp	3.1
Apollo Global Management Inc	2.6
ON Semiconductor Corp	2.3
Cheniere Energy Inc	2.3
Amazon.com Inc	2.1
Constellation Energy Corp	2.0
29.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913434.100    102-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class C : FLSCX

This annual shareholder report contains information about Fidelity Advisor® Leveraged Company Stock Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 197	1.79%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell Midcap Index, for the fiscal year, led by information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Picks in utilities and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Nvidia gained 151% and was the top individual relative contributor. The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Vistra (+187%), one of the biggest holdings. A non-benchmark stake in Meta Platforms gained roughly 49% and notably helped. The stock was the fund's largest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. An overweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in financials.
•The biggest individual relative detractor was an overweight in ON Semiconductor (-27%). The stock was one of the fund's biggest holdings. The second-largest relative detractor was a non-benchmark stake in Tesla (-31%). The stock was not held at period end. An overweight in Boyd Gaming (-10%) also detracted. This period we decreased our stake in Boyd Gaming, which was among the fund's biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	19.67%	13.72%	8.38%
Class C	20.67%	13.72%	8.38%
Fidelity U.S. Leveraged Stock Linked Index℠	17.62%	11.11%	6.17%
Russell Midcap® Index	13.69%	10.16%	9.88%
Russell 3000® Index	21.07%	14.23%	12.58%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,106,766,493
Number of Holdings	104
Total Advisory Fee	$6,689,896
Portfolio Turnover	47%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.8
Industrials	17.3
Consumer Discretionary	16.0
Financials	14.1
Communication Services	7.1
Utilities	6.6
Materials	4.4
Energy	4.4
Consumer Staples	2.4
Health Care	1.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	4.7
Meta Platforms Inc Class A	3.8
Arthur J Gallagher & Co	3.5
Vistra Corp	3.1
Microsoft Corp	3.1
Apollo Global Management Inc	2.6
ON Semiconductor Corp	2.3
Cheniere Energy Inc	2.3
Amazon.com Inc	2.1
Constellation Energy Corp	2.0
29.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913435.100    104-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class M : FLSTX

This annual shareholder report contains information about Fidelity Advisor® Leveraged Company Stock Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 141	1.27%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell Midcap Index, for the fiscal year, led by information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Picks in utilities and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Nvidia gained 151% and was the top individual relative contributor. The company was the fund's largest holding at period end. A second notable relative contributor was an overweight in Vistra (+187%), one of the biggest holdings. A non-benchmark stake in Meta Platforms gained roughly 49% and notably helped. The stock was the fund's largest holding this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in materials. An overweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result were stock picks and an underweight in financials.
•The biggest individual relative detractor was an overweight in ON Semiconductor (-27%). The stock was one of the fund's biggest holdings. The second-largest relative detractor was a non-benchmark stake in Tesla (-31%). The stock was not held at period end. An overweight in Boyd Gaming (-10%) also detracted. This period we decreased our stake in Boyd Gaming, which was among the fund's biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	17.04%	13.50%	8.38%
Class M (without 3.50% sales charge)	21.28%	14.31%	8.77%
Fidelity U.S. Leveraged Stock Linked Index℠	17.62%	11.11%	6.17%
Russell Midcap® Index	13.69%	10.16%	9.88%
Russell 3000® Index	21.07%	14.23%	12.58%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,106,766,493
Number of Holdings	104
Total Advisory Fee	$6,689,896
Portfolio Turnover	47%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.8
Industrials	17.3
Consumer Discretionary	16.0
Financials	14.1
Communication Services	7.1
Utilities	6.6
Materials	4.4
Energy	4.4
Consumer Staples	2.4
Health Care	1.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	4.7
Meta Platforms Inc Class A	3.8
Arthur J Gallagher & Co	3.5
Vistra Corp	3.1
Microsoft Corp	3.1
Apollo Global Management Inc	2.6
ON Semiconductor Corp	2.3
Cheniere Energy Inc	2.3
Amazon.com Inc	2.1
Constellation Energy Corp	2.0
29.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913436.100    105-TSRA-0924

Item 2.

Code of Ethics

As of the end of the period, July 31, 2024, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Leveraged Company Stock Fund (the “Fund”):

Services Billed by PwC

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Leveraged Company Stock Fund	$44,800	$4,400	$11,100	$1,500

July 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Leveraged Company Stock Fund	$45,800	$4,200	$11,100	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	July 31, 2024A	July 31, 2023A
Audit-Related Fees	$9,437,800	$8,699,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2024A	July 31, 2023A
PwC	$15,025,400	$14,169,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Leveraged Company Stock Fund

Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Leveraged Company Stock Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.1%
Entertainment - 1.5%
Netflix, Inc. (a)	23,400	14,703
Warner Bros Discovery, Inc. (a)	214,900	1,859
		16,562
Interactive Media & Services - 5.6%
Alphabet, Inc. Class A	39,300	6,742
Cars.com, Inc. (a)	236,100	4,868
Meta Platforms, Inc. Class A	87,300	41,453
Pinterest, Inc. Class A (a)	270,900	8,655
		61,718
TOTAL COMMUNICATION SERVICES		78,280
CONSUMER DISCRETIONARY - 16.0%
Automobiles - 1.7%
BYD Co. Ltd. (H Shares)	617,000	18,266
Broadline Retail - 2.1%
Amazon.com, Inc. (a)	124,900	23,354
Hotels, Restaurants & Leisure - 4.6%
Airbnb, Inc. Class A (a)	52,100	7,271
Booking Holdings, Inc.	1,600	5,944
Boyd Gaming Corp.	188,344	11,464
Flutter Entertainment PLC (a)	30,800	6,088
New Cotai LLC/New Cotai Capital Corp. (a)(b)(c)	411,029	284
Red Rock Resorts, Inc.	259,900	14,814
Studio City International Holdings Ltd.:
ADR (a)(d)	361,261	2,434
(NYSE) ADR (a)(e)	397,700	2,679
Viking Holdings Ltd.	11,808	422
		51,400
Household Durables - 2.4%
D.R. Horton, Inc.	21,600	3,886
PulteGroup, Inc.	35,600	4,699
TopBuild Corp. (a)	36,600	17,515
		26,100
Specialty Retail - 3.8%
Dick's Sporting Goods, Inc.	82,000	17,741
Lowe's Companies, Inc.	35,200	8,642
Valvoline, Inc. (a)	144,800	6,733
Williams-Sonoma, Inc.	59,108	9,143
		42,259
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	111,800	15,023
Tapestry, Inc.	15,400	617
		15,640
TOTAL CONSUMER DISCRETIONARY		177,019
CONSUMER STAPLES - 2.4%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	96,300	4,510
Consumer Staples Distribution & Retail - 1.4%
Performance Food Group Co. (a)	39,400	2,719
U.S. Foods Holding Corp. (a)	234,800	12,771
		15,490
Personal Care Products - 0.6%
elf Beauty, Inc. (a)	36,200	6,247
TOTAL CONSUMER STAPLES		26,247
ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Antero Resources Corp. (a)	240,400	6,976
Canadian Natural Resources Ltd.	154,400	5,482
Cheniere Energy, Inc.	136,700	24,967
Diamondback Energy, Inc.	31,400	6,353
Permian Resource Corp. Class A	287,200	4,406
		48,184
FINANCIALS - 14.1%
Capital Markets - 2.7%
Ares Management Corp. Class A,	50,100	7,675
Blue Owl Capital, Inc. Class A	318,800	6,080
Coinbase Global, Inc. (a)	27,400	6,147
Moody's Corp.	20,900	9,540
		29,442
Consumer Finance - 1.5%
OneMain Holdings, Inc.	326,600	17,068
Financial Services - 6.4%
Apollo Global Management, Inc.	230,100	28,834
Block, Inc. Class A (a)	152,200	9,418
Fiserv, Inc. (a)	68,400	11,188
MasterCard, Inc. Class A	18,000	8,347
Visa, Inc. Class A	50,500	13,416
		71,203
Insurance - 3.5%
Arthur J. Gallagher & Co.	135,600	38,441
TOTAL FINANCIALS		156,154
HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	166,200	12,279
Health Care Providers & Services - 0.6%
Tenet Healthcare Corp. (a)	41,600	6,228
TOTAL HEALTH CARE		18,507
INDUSTRIALS - 17.3%
Aerospace & Defense - 0.7%
TransDigm Group, Inc.	6,100	7,895
Building Products - 3.9%
Builders FirstSource, Inc. (a)	48,603	8,135
Carlisle Companies, Inc.	28,900	12,097
Fortune Brands Innovations, Inc.	146,500	11,839
Trane Technologies PLC	31,400	10,496
		42,567
Construction & Engineering - 3.4%
Comfort Systems U.S.A., Inc.	43,200	14,361
EMCOR Group, Inc.	22,500	8,447
Willscot Holdings Corp. (a)	347,400	14,243
		37,051
Electrical Equipment - 4.0%
Eaton Corp. PLC	48,300	14,721
Nextracker, Inc. Class A (a)	50,000	2,457
nVent Electric PLC	140,400	10,197
Vertiv Holdings Co.	220,700	17,369
		44,744
Ground Transportation - 0.7%
Uber Technologies, Inc. (a)	121,000	7,801
Machinery - 1.7%
Parker Hannifin Corp.	33,800	18,967
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	662	13
Passenger Airlines - 0.4%
Air Canada (a)	173,400	1,998
Delta Air Lines, Inc.	53,800	2,314
		4,312
Trading Companies & Distributors - 2.5%
Ashtead Group PLC	82,500	5,941
Core & Main, Inc. (a)	102,700	5,491
FTAI Aviation Ltd.	86,700	9,663
United Rentals, Inc.	9,000	6,814
		27,909
TOTAL INDUSTRIALS		191,259
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	35,100	12,164
Semiconductors & Semiconductor Equipment - 15.6%
ASML Holding NV (depository receipt)	10,000	9,367
Broadcom, Inc.	82,000	13,176
KLA Corp.	7,000	5,761
Lam Research Corp.	14,900	13,726
Marvell Technology, Inc.	136,100	9,116
Microchip Technology, Inc.	51,110	4,538
Micron Technology, Inc.	76,800	8,434
MKS Instruments, Inc.	67,900	8,549
NVIDIA Corp.	438,600	51,326
NXP Semiconductors NV	46,900	12,342
ON Semiconductor Corp. (a)	326,737	25,567
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	64,900	10,760
		172,662
Software - 8.4%
Adobe, Inc. (a)	19,600	10,812
DoubleVerify Holdings, Inc. (a)	207,800	4,389
Gen Digital, Inc.	108,500	2,820
Microsoft Corp.	81,600	34,137
Monday.com Ltd. (a)	30,100	6,917
Oracle Corp.	91,600	12,774
Palo Alto Networks, Inc. (a)	25,289	8,212
Salesforce, Inc.	27,400	7,091
UiPath, Inc. Class A (a)	494,600	6,019
		93,171
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies, Inc.	68,900	7,833
TOTAL INFORMATION TECHNOLOGY		285,830
MATERIALS - 4.4%
Chemicals - 0.8%
The Chemours Co. LLC	274,500	6,635
Westlake Corp.	18,200	2,691
		9,326
Construction Materials - 1.9%
Eagle Materials, Inc.	57,000	15,521
Martin Marietta Materials, Inc.	10,100	5,993
		21,514
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	275,900	8,305
Metals & Mining - 0.9%
ATI, Inc. (a)	138,200	9,358
TOTAL MATERIALS		48,503
UTILITIES - 6.6%
Electric Utilities - 3.5%
Constellation Energy Corp.	112,300	21,315
PG&E Corp.	938,456	17,127
		38,442
Independent Power and Renewable Electricity Producers - 3.1%
Vistra Corp.	443,000	35,094
TOTAL UTILITIES		73,536
TOTAL COMMON STOCKS (Cost $734,759)		1,103,519

Convertible Bonds - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/27 (c) (Cost $518)	530	1,074

Money Market Funds - 0.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g)	2,408,377	2,409
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	6,999	7
TOTAL MONEY MARKET FUNDS (Cost $2,416)		2,416

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $737,693)	1,107,009
NET OTHER ASSETS (LIABILITIES) - 0.0%	(243)
NET ASSETS - 100.0%	1,106,766

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $284,000 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,434,000 or 0.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
New Cotai LLC/New Cotai Capital Corp.	9/11/20	2,036

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,975	216,385	227,951	527	-	-	2,409	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,952	129,164	131,109	10	-	-	7	0.0%
Total	15,927	345,549	359,060	537	-	-	2,416

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	78,280	78,280	-	-
Consumer Discretionary	177,019	158,469	18,266	284
Consumer Staples	26,247	26,247	-	-
Energy	48,184	48,184	-	-
Financials	156,154	156,154	-	-
Health Care	18,507	18,507	-	-
Industrials	191,259	191,259	-	-
Information Technology	285,830	285,830	-	-
Materials	48,503	48,503	-	-
Utilities	73,536	73,536	-	-

Corporate Bonds	1,074	-	-	1,074

Money Market Funds	2,416	2,416	-	-
Total Investments in Securities:	1,107,009	1,087,385	18,266	1,358
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $7) - See accompanying schedule:
Unaffiliated issuers (cost $735,277)	$1,104,593
Fidelity Central Funds (cost $2,416)	2,416

Total Investment in Securities (cost $737,693)		$1,107,009
Receivable for investments sold		816
Receivable for fund shares sold		92
Dividends receivable		161
Interest receivable		4
Distributions receivable from Fidelity Central Funds		14
Total assets		1,108,096
Liabilities
Payable for fund shares redeemed	$345
Accrued management fee	688
Distribution and service plan fees payable	222
Other payables and accrued expenses	68
Collateral on securities loaned	7
Total liabilities		1,330
Net Assets		$1,106,766
Net Assets consist of:
Paid in capital		$598,544
Total accumulated earnings (loss)		508,222
Net Assets		$1,106,766

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($552,376 ÷ 11,118 shares)(a)		$49.68
Maximum offering price per share (100/94.25 of $49.68)		$52.71
Class M :
Net Asset Value and redemption price per share ($216,157 ÷ 4,682 shares)(a)(b)		$46.16
Maximum offering price per share (100/96.50 of $46.16)		$47.83
Class C :
Net Asset Value and offering price per share ($18,734 ÷ 489 shares)(a)(b)		$38.28
Class I :
Net Asset Value, offering price and redemption price per share ($279,361 ÷ 5,329 shares)		$52.42
Class Z :
Net Asset Value, offering price and redemption price per share ($40,138 ÷ 760 shares)(b)		$52.79
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Year ended July 31, 2024 Amounts in thousands
Investment Income
Dividends		$10,275
Interest		29
Income from Fidelity Central Funds (including $10 from security lending)		537
Total income		10,841
Expenses
Management fee	$6,754
Transfer agent fees	978
Distribution and service plan fees	2,518
Accounting fees	172
Custodian fees and expenses	27
Independent trustees' fees and expenses	5
Registration fees	78
Audit fees	66
Legal	1
Interest	2
Miscellaneous	11
Total expenses before reductions	10,612
Expense reductions	(65)
Total expenses after reductions		10,547
Net Investment income (loss)		294
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	196,394
Foreign currency transactions	(16)
Total net realized gain (loss)		196,378
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,907
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		8,908
Net gain (loss)		205,286
Net increase (decrease) in net assets resulting from operations		$205,580
Statement of Changes in Net Assets

Amount in thousands	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$294	$5,800
Net realized gain (loss)	196,378	119,167
Change in net unrealized appreciation (depreciation)	8,908	(21,268)
Net increase (decrease) in net assets resulting from operations	205,580	103,699
Distributions to shareholders	(125,480)	(119,906)

Share transactions - net increase (decrease)	(21,477)	(23,976)
Total increase (decrease) in net assets	58,623	(40,183)

Net Assets
Beginning of period	1,048,143	1,088,326
End of period	$1,106,766	$1,048,143

Financial Highlights
Fidelity Advisor® Leveraged Company Stock Fund Class A

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$46.44	$46.87	$57.91	$37.71	$38.39
Income from Investment Operations
Net investment income (loss) A,B	.01	.24	.08	(.09) C	(.04)
Net realized and unrealized gain (loss)	8.75	4.48 D	(5.80)	21.71	1.35
Total from investment operations	8.76	4.72	(5.72)	21.62	1.31
Distributions from net investment income	(.12)	(.17)	(.07)	-	-
Distributions from net realized gain	(5.40)	(4.99)	(5.25)	(1.42)	(1.99)
Total distributions	(5.52)	(5.15) E	(5.32)	(1.42)	(1.99)
Net asset value, end of period	$49.68	$46.44	$46.87	$57.91	$37.71
Total Return F,G	21.58%	11.46% D	(11.11)%	58.43%	3.56%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.03%	1.05%	1.04%	1.05%	1.08%
Expenses net of fee waivers, if any	1.03%	1.05%	1.04%	1.05%	1.08%
Expenses net of all reductions	1.03%	1.05%	1.04%	1.05%	1.07%
Net investment income (loss)	.01%	.58%	.15%	(.19)% C	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$552	$520	$523	$656	$452
Portfolio turnover rate J	47%	57%	27%	14%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.30)%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been 11.37%.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Leveraged Company Stock Fund Class M

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$43.55	$44.33	$55.13	$36.04	$36.87
Income from Investment Operations
Net investment income (loss) A,B	(.10)	.13	(.05)	(.21) C	(.13)
Net realized and unrealized gain (loss)	8.14	4.21 D	(5.48)	20.72	1.29
Total from investment operations	8.04	4.34	(5.53)	20.51	1.16
Distributions from net investment income	(.03)	(.13)	(.02)	-	-
Distributions from net realized gain	(5.40)	(4.99)	(5.25)	(1.42)	(1.99)
Total distributions	(5.43)	(5.12)	(5.27)	(1.42)	(1.99)
Net asset value, end of period	$46.16	$43.55	$44.33	$55.13	$36.04
Total Return E,F	21.28%	11.20% D	(11.34)%	58.05%	3.28%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.28%	1.30%	1.29%	1.30%	1.32%
Expenses net of fee waivers, if any	1.27%	1.29%	1.28%	1.30%	1.32%
Expenses net of all reductions	1.27%	1.29%	1.28%	1.30%	1.31%
Net investment income (loss)	(.23)%	.33%	(.10)%	(.44)% C	(.37)%
Supplemental Data
Net assets, end of period (in millions)	$216	$206	$212	$284	$217
Portfolio turnover rate I	47%	57%	27%	14%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.55)%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been 11.11%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Leveraged Company Stock Fund Class C

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.19	$38.72	$48.98	$32.31	$33.42
Income from Investment Operations
Net investment income (loss) A,B	(.26)	(.07)	(.27)	(.41) C	(.28)
Net realized and unrealized gain (loss)	6.75	3.59 D	(4.79)	18.50	1.16
Total from investment operations	6.49	3.52	(5.06)	18.09	.88
Distributions from net investment income	-	(.06)	-	-	-
Distributions from net realized gain	(5.40)	(4.99)	(5.20)	(1.42)	(1.99)
Total distributions	(5.40)	(5.05)	(5.20)	(1.42)	(1.99)
Net asset value, end of period	$38.28	$37.19	$38.72	$48.98	$32.31
Total Return E,F	20.67%	10.59% D	(11.81)%	57.23%	2.76%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.79%	1.83%	1.81%	1.83%	1.85%
Expenses net of fee waivers, if any	1.79%	1.83%	1.81%	1.83%	1.85%
Expenses net of all reductions	1.79%	1.83%	1.81%	1.83%	1.84%
Net investment income (loss)	(.75)%	(.21)%	(.62)%	(.96)% C	(.90)%
Supplemental Data
Net assets, end of period (in millions)	$19	$22	$29	$51	$56
Portfolio turnover rate I	47%	57%	27%	14%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.08)%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 10.50%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Leveraged Company Stock Fund Class I

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$48.68	$48.81	$60.01	$38.93	$39.47
Income from Investment Operations
Net investment income (loss) A,B	.13	.37	.22	.04 C	.05
Net realized and unrealized gain (loss)	9.23	4.70 D	(6.04)	22.46	1.40
Total from investment operations	9.36	5.07	(5.82)	22.50	1.45
Distributions from net investment income	(.23)	(.21)	(.13)	-	-
Distributions from net realized gain	(5.40)	(4.99)	(5.25)	(1.42)	(1.99)
Total distributions	(5.62) E	(5.20)	(5.38)	(1.42)	(1.99)
Net asset value, end of period	$52.42	$48.68	$48.81	$60.01	$38.93
Total Return F	21.92%	11.75% D	(10.88)%	58.87%	3.82%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.77%	.79%	.78%	.79%	.81%
Expenses net of fee waivers, if any	.77%	.78%	.78%	.79%	.81%
Expenses net of all reductions	.77%	.78%	.78%	.79%	.80%
Net investment income (loss)	.27%	.84%	.41%	.07% C	.14%
Supplemental Data
Net assets, end of period (in millions)	$279	$266	$290	$378	$261
Portfolio turnover rate I	47%	57%	27%	14%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.04)%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been 11.66%.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Leveraged Company Stock Fund Class Z

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$48.98	$49.05	$60.24	$39.03	$39.52
Income from Investment Operations
Net investment income (loss) A,B	.19	.42	.29	.10 C	.10
Net realized and unrealized gain (loss)	9.30	4.73 D	(6.07)	22.53	1.40
Total from investment operations	9.49	5.15	(5.78)	22.63	1.50
Distributions from net investment income	(.28)	(.23)	(.16)	-	-
Distributions from net realized gain	(5.40)	(4.99)	(5.25)	(1.42)	(1.99)
Total distributions	(5.68)	(5.22)	(5.41)	(1.42)	(1.99)
Net asset value, end of period	$52.79	$48.98	$49.05	$60.24	$39.03
Total Return E	22.08%	11.88% D	(10.78)%	59.05%	3.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66%	.67%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.65%	.66%	.66%	.67%	.68%
Expenses net of all reductions	.65%	.66%	.66%	.67%	.67%
Net investment income (loss)	.39%	.96%	.53%	.20% C	.27%
Supplemental Data
Net assets, end of period (in millions)	$40	$33	$34	$43	$25
Portfolio turnover rate H	47%	57%	27%	14%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been 11.79%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$388,251
Gross unrealized depreciation	(24,167)
Net unrealized appreciation (depreciation)	$364,084
Tax Cost	$742,925

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,600
Undistributed long-term capital gain	$139,536
Net unrealized appreciation (depreciation) on securities and other investments	$364,085

The tax character of distributions paid was as follows:

	July 31, 2024	July 31, 2023
Ordinary Income	$2,879	$ 4,020
Long-term Capital Gains	122,601	115,886
Total	$125,480	$ 119,906

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Leveraged Company Stock Fund	488,848	621,570

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.75
Class M	.74
Class C	.77
Class I	.74
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.75
Class M	.74
Class C	.76
Class I	.74
Class Z	.61

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .57%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,302	812
Class M	.25%	.25%	1,023	218
Class C	.75%	.25%	193	104
			2,518	1,134

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	15
Class M	3
Class CA	-B
18
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B Amount represents less than five hundred dollars
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1738
Class M	.1707
Class C	.2000
Class I	.1633
Class Z	.0420

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	508.18
Class M	196.17
Class C	24.21
Class I	242.16
Class Z	8.04
	978
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Leveraged Company Stock Fund	.0295

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Leveraged Company Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Leveraged Company Stock Fund	6

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Leveraged Company Stock Fund	Borrower	10,147	5.57%	2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Leveraged Company Stock Fund	25,175	42,750	10,430

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Leveraged Company Stock Fund	2
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Leveraged Company Stock Fund	1	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $65.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2024	Year ended July 31, 2023
Fidelity Advisor Leveraged Company Stock Fund
Distributions to shareholders
Class A	$62,105	$57,445
Class M	25,711	24,642
Class C	3,058	3,790
Class I	30,647	30,416
Class Z	3,959	3,613
Total	$125,480	$119,906
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2024	Year ended July 31, 2023	Year ended July 31, 2024	Year ended July 31, 2023
Fidelity Advisor Leveraged Company Stock Fund
Class A
Shares sold	447	516	$19,790	$21,413
Reinvestment of distributions	1,419	1,305	59,035	54,610
Shares redeemed	(1,945)	(1,778)	(87,128)	(73,466)
Net increase (decrease)	(79)	43	$(8,303)	$2,557
Class M
Shares sold	380	326	$15,903	$12,901
Reinvestment of distributions	647	613	25,092	24,126
Shares redeemed	(1,083)	(979)	(45,201)	(38,171)
Net increase (decrease)	(56)	(40)	$(4,206)	$(1,144)
Class C
Shares sold	30	50	$1,077	$1,765
Reinvestment of distributions	94	112	3,045	3,776
Shares redeemed	(233)	(318)	(8,005)	(10,531)
Net increase (decrease)	(109)	(156)	$(3,883)	$(4,990)
Class I
Shares sold	568	570	$26,734	$24,800
Reinvestment of distributions	647	642	28,316	28,104
Shares redeemed	(1,358)	(1,691)	(63,867)	(72,792)
Net increase (decrease)	(143)	(479)	$(8,817)	$(19,888)
Class Z
Shares sold	174	123	$8,377	$5,345
Reinvestment of distributions	72	67	3,179	2,970
Shares redeemed	(164)	(206)	(7,824)	(8,826)
Net increase (decrease)	82	(16)	$3,732	$(511)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Leveraged Company Stock Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Leveraged Company Stock Fund equal in value to the net assets of the Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective in October 2024. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Leveraged Company Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Leveraged Company Stock Fund (one of the funds constituting Fidelity Advisor Series I, referred to hereafter as the "Fund") as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 16, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2024, $182,494,109 or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class M, Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Leveraged Company Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2022 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board noted that the fund has a management fee structure that covers expenses for services beyond portfolio management and further noted that Fidelity believes that total expense ratio comparisons are more useful in this context.
The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, Class I would not be above the similar sales load structure growth competitive median for 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.767714.123
ALSF-ANN-0924

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024